Net Interest Revenue	12 Months Ended
Dec. 31, 2014
Interest Revenue (Expense), Net [Abstract]
Net Interest Revenue
Net interest revenue

The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue
(in millions)	2014	2013	2012
Interest revenue
Non-margin loans	$697	$674	$671
Margin loans	182	160	168
Securities:
Taxable	1,603	1,782	1,913
Exempt from federal income taxes	100	103	84
Total securities	1,703	1,885	1,997
Deposits with banks	238	279	388
Deposits with the Federal Reserve and other central banks	207	150	152
Federal funds sold and securities purchased under resale agreements	86	47	35
Trading assets	121	157	96
Total interest revenue	3,234	3,352	3,507
Interest expense
Deposits in domestic offices	29	35	46
Deposits in foreign offices	54	70	108
Federal funds purchased and securities sold under repurchase agreements	(13)	(16)	—
Trading liabilities	25	38	24
Other borrowed funds	6	7	16
Commercial paper	2	—	2
Customer payables	9	8	8
Long-term debt	242	201	330
Total interest expense	354	343	534
Net interest revenue	$2,880	$3,009	$2,973